Davis Research Fund
An authorized series of
Davis New York Venture Fund, Inc.
Supplement dated June 1, 2021
To the Summary Prospectus, Prospectus, and Statement of Additional Information
dated November 30, 2020
Effective June 1, 2021 (the “Effective Date”), Benjamin Betcher will no longer serve as a Portfolio Manager for the Davis Research Fund (the “Fund”). On the Effective Date, all references to Mr. Betcher will be hereby deleted from the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE SUMMARY PROSPECTUS, PROSPECTUS, AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE